Portfolio of Investments
Columbia Disciplined Value Fund, October 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 6.6%
Diversified Telecommunication Services 1.3%
Verizon Communications, Inc.	61,734	2,306,999
Entertainment 0.3%
Activision Blizzard, Inc.	6,922	503,922
Interactive Media & Services 3.6%
Alphabet, Inc., Class A(a)	40,768	3,852,984
Meta Platforms, Inc., Class A(a)	25,800	2,403,528
Total		6,256,512
Media 1.4%
Interpublic Group of Companies, Inc. (The)	80,551	2,399,614
Total Communication Services		11,467,047
Consumer Discretionary 5.9%
Diversified Consumer Services 1.1%
H&R Block, Inc.	47,213	1,942,815
Hotels, Restaurants & Leisure 0.2%
Travel + Leisure Co.	9,687	367,912
Household Durables 1.3%
Lennar Corp., Class A	5,512	444,819
PulteGroup, Inc.	45,086	1,802,989
Total		2,247,808
Multiline Retail 0.2%
Macy’s, Inc.	17,042	355,326
Specialty Retail 3.1%
AutoNation, Inc.(a)	21,138	2,247,181
AutoZone, Inc.(a)	911	2,307,453
O’Reilly Automotive, Inc.(a)	1,006	842,193
Total		5,396,827
Total Consumer Discretionary		10,310,688
Consumer Staples 7.4%
Food Products 1.5%
General Mills, Inc.	31,031	2,531,509
Household Products 2.6%
Procter & Gamble Co. (The)	34,304	4,619,719
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 3.3%
Altria Group, Inc.	59,068	2,733,076
Philip Morris International, Inc.	32,444	2,979,982
Total		5,713,058
Total Consumer Staples		12,864,286
Energy 9.0%
Oil, Gas & Consumable Fuels 9.0%
Chevron Corp.(b)	7,364	1,332,147
ConocoPhillips Co.	19,745	2,489,647
Exxon Mobil Corp.	69,273	7,676,141
Marathon Petroleum Corp.	7,480	849,878
Phillips 66	11,254	1,173,680
Valero Energy Corp.	17,597	2,209,303
Total		15,730,796
Total Energy		15,730,796
Financials 19.6%
Banks 6.5%
Bank of America Corp.	5,964	214,943
Citigroup, Inc.	68,334	3,133,797
JPMorgan Chase & Co.	2,500	314,700
Popular, Inc.	39,613	2,801,431
Wells Fargo & Co.	105,745	4,863,213
Total		11,328,084
Capital Markets 4.3%
CME Group, Inc.	18,416	3,191,493
Goldman Sachs Group, Inc. (The)	738	254,248
Morgan Stanley	49,257	4,047,448
Total		7,493,189
Consumer Finance 2.0%
Ally Financial, Inc.	7,932	218,606
Capital One Financial Corp.	30,439	3,227,143
Total		3,445,749
Diversified Financial Services 1.1%
Berkshire Hathaway, Inc., Class B(a)	6,670	1,968,250
Columbia Disciplined Value Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, October 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 5.7%
Marsh & McLennan Companies, Inc.	20,218	3,265,005
MetLife, Inc.	50,192	3,674,556
Prudential Financial, Inc.	28,425	2,990,026
Total		9,929,587
Total Financials		34,164,859
Health Care 16.7%
Biotechnology 1.9%
BioMarin Pharmaceutical, Inc.(a)	6,381	552,786
Gilead Sciences, Inc.	7,937	622,737
Horizon Therapeutics PLC(a)	5,835	363,637
Regeneron Pharmaceuticals, Inc.(a)	1,225	917,219
Vertex Pharmaceuticals, Inc.(a)	2,924	912,288
Total		3,368,667
Health Care Equipment & Supplies 2.4%
Abbott Laboratories	41,613	4,117,190
Health Care Providers & Services 3.9%
CVS Health Corp.	33,093	3,133,907
McKesson Corp.	5,906	2,299,619
Molina Healthcare, Inc.(a)	4,032	1,446,924
Total		6,880,450
Life Sciences Tools & Services 1.2%
Syneos Health, Inc.(a)	40,143	2,022,404
Pharmaceuticals 7.3%
Bristol-Myers Squibb Co.	61,034	4,728,304
Jazz Pharmaceuticals PLC(a)	9,970	1,433,586
Johnson & Johnson	7,075	1,230,838
Pfizer, Inc.	115,923	5,396,216
Total		12,788,944
Total Health Care		29,177,655
Industrials 10.3%
Aerospace & Defense 3.4%
General Dynamics Corp.	15,447	3,858,660
Textron, Inc.	29,090	1,990,920
Total		5,849,580
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 2.1%
Builders FirstSource, Inc.(a)	51,172	3,155,265
Owens Corning	6,788	581,121
Total		3,736,386
Commercial Services & Supplies 1.4%
Republic Services, Inc.	12,728	1,687,987
Waste Management, Inc.	4,667	739,113
Total		2,427,100
Electrical Equipment 1.9%
Emerson Electric Co.	38,582	3,341,201
Road & Rail 1.5%
CSX Corp.	90,490	2,629,640
Total Industrials		17,983,907
Information Technology 9.0%
Communications Equipment 2.7%
Cisco Systems, Inc.	105,150	4,776,965
IT Services 0.4%
Fidelity National Information Services, Inc.	7,655	635,289
Semiconductors & Semiconductor Equipment 2.6%
Advanced Micro Devices, Inc.(a)	49,453	2,970,147
Micron Technology, Inc.	22,628	1,224,175
Texas Instruments, Inc.	1,894	304,233
Total		4,498,555
Software 3.3%
Dropbox, Inc., Class A(a)	33,429	727,081
Roper Technologies, Inc.	4,953	2,053,216
Salesforce, Inc.(a)	15,761	2,562,581
Zoom Video Communications, Inc., Class A(a)	4,166	347,611
Total		5,690,489
Total Information Technology		15,601,298
Materials 4.4%
Chemicals 1.0%
Dow, Inc.	36,687	1,714,750
Metals & Mining 1.6%
Nucor Corp.	16,966	2,228,993
Steel Dynamics, Inc.	6,922	651,014
Total		2,880,007

2	Columbia Disciplined Value Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, October 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 1.8%
Louisiana-Pacific Corp.	54,072	3,063,179
Total Materials		7,657,936
Real Estate 4.5%
Equity Real Estate Investment Trusts (REITS) 4.5%
Host Hotels & Resorts, Inc.	38,859	733,658
Public Storage	6,432	1,992,312
SBA Communications Corp.	2,060	555,994
Simon Property Group, Inc.	14,720	1,604,186
Weyerhaeuser Co.	94,214	2,914,039
Total		7,800,189
Total Real Estate		7,800,189
Utilities 5.2%
Electric Utilities 3.5%
American Electric Power Co., Inc.	37,325	3,281,614
Duke Energy Corp.	6,213	578,927
Pinnacle West Capital Corp.	33,800	2,271,698
Total		6,132,239
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 1.7%
Vistra Corp.	131,178	3,013,159
Total Utilities		9,145,398
Total Common Stocks (Cost $157,539,555)		171,904,059

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.246%(c),(d)	2,121,260	2,120,411
Total Money Market Funds (Cost $2,120,084)		2,120,411
Total Investments in Securities (Cost: $159,659,639)		174,024,470
Other Assets & Liabilities, Net		327,120
Net Assets		174,351,590

At October 31, 2022, securities and/or cash totaling $253,260 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	9	12/2022	USD	1,747,350	85,928	—
S&P 500 Index E-mini	4	12/2022	USD	776,600	—	(28,030)
Total					85,928	(28,030)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2022.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.246%
	1,917,742	4,969,286	(4,766,803)	186	2,120,411	(39)	15,929	2,121,260
Columbia Disciplined Value Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, October 31, 2022 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Disciplined Value Fund | First Quarter Report 2022

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1QT179_07_M01_(12/22)